Annual Fund Operating Expenses - Retail - Vanguard Wellesley Income Fund	Jan. 31, 2021
Investor Shares
Operating Expenses:
Management Fees	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.23%
Admiral Shares
Operating Expenses:
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.16%